RS - Summary of cash-settled 2020 Performance Share Unit Program (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2020	Apr. 01, 2020
April 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Performance Term of Program in Years	4 years
Performance criteria					100.00%
Percentage of shares vested					25.00%
Forfeitures (in shares)	98
Transfer of performance shares to beneficiaries period	3 months
Accumulated period of absence share base payment criteria	12 months
Maximum term for exercise options	3 years
Expense from cash-settled share-based payment transactions	€ 9,863	€ 81,677	€ 1,083,058
Portion of share options forfeited in case of absence	0.02083
April 2020 Performance Share Unit Program | Bottom of range
Performance Share Unit Programs [Line Items]
Performance criteria					0.00%
April 2020 Performance Share Unit Program | Top of range
Performance Share Unit Programs [Line Items]
Performance criteria					200.00%
June 2020 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Forfeitures (in shares)	0
June 2020 Performance Share Unit Program | Bottom of range
Performance Share Unit Programs [Line Items]
Percentage of shares vested				25.00%
June 2020 Performance Share Unit Program | Top of range
Performance Share Unit Programs [Line Items]
Percentage of shares vested				75.00%